Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Share Capital and Share Premium
Share capital and share premium of the Group’s Ordinary Shares issued as of 31 December 2025, and 2024 are as follows (in thousands, except for share amounts):

	2025		2024
	Shares	Share capital and share premium	Shares	Share capital and share premium
Ordinary Shares	312,021,375	2,108,620	301,805,677	2,009,884
	312,021,375	2,108,620	301,805,677	2,009,884

Schedule of Movements in Ordinary Shares, Share Capital and Share Premium
Movements in the Group’s Ordinary shares, share capital and share premium during the years ended 31 December 2025, 2024, and 2023 are as follows (in thousands, except for share amounts):

	Ordinary Shares	Share capital	Share premium	Total
Balance at 1 January 2023	252,160,087	2,126	1,058,432	1,060,558
Capital contribution	11,834,061	118	132,618	132,736
Vested earn-out shares	—	6	8,300	8,306
Penny warrants (Note 27)	2,479,962	25	27,159	27,184
Public warrants (Note 27)	553,552	6	7,612	7,618
Settlement of RSUs with shares (Note 22)	838,919	8	5,095	5,103
Settlement of SARs with shares	(1,044,737)	(10)	(9,526)	(9,536)
Balance at 31 December 2023	266,821,844	2,279	1,229,690	1,231,969
Capital contribution	9,213,333	92	144,547	144,639
Vested earn-out shares	—	198	310,703	310,901
Penny warrants (Note 27)	1,718,845	17	24,293	24,310
Public warrants (Note 27)	419,660	4	6,691	6,695
Settlement of RSUs with shares (Note 22)	1,549,290	15	5,890	5,905
Settlement of options with shares	9,127	0	105	105
Conversion of convertible bonds (Note 21)	22,073,578	221	285,139	285,360
Balance 31 December 2024	301,805,677	2,826	2,007,058	2,009,884
Capital contribution	7,941,600	79	78,210	78,289
Convertible debt settled with shares	1,295,507	13	14,820	14,833
Settlement of RSUs with shares	978,591	11	5,603	5,614
Balance at 31 December 2025	312,021,375	2,929	2,105,691	2,108,620